Earnings per Share	6 Months Ended
Jun. 30, 2026
Earnings per Share [Abstract]
Earnings per Share
12.
Earnings per Share
All common
shares issued
(including restricted
shares issued
under the
Company’s
incentive
plan)
are
the Company’s common stock and have equal rights to vote and participate in dividends.
Basic EPS
is computed
by dividing
income available
to
common stockholders
by the weighted
average
number of common shares outstanding during the period.
Shares issued during the period and shares repurchased during the period are weighted for the portion of the
period
that
they
were
outstanding. Restricted
shares
issued
under
the
Company’s
equity
incentive
plan are
included in
the calculation
of EPS
when vested.
Unvested restricted
shares are
not considered
participating securities.
Shares issued
upon the
exercise of
warrants are
included in
the computation
of
basic EPS as of the date of exercise.
Incremental
shares
represent
the
number
of
shares
assumed
issued
under
the
treasury
stock
method,
weighted for
the
periods the
non-vested shares
were
outstanding. The
dilutive effect
of unexercised
in-
the-money
warrants
is
computed
using
the
treasury
stock
method,
which
assumes
that
the
proceeds
from the exercise of such warrants are
used to purchase common shares at the
average market price for
the period.
During the
six months
ended June
30, 2026
and 2025,
there were
364,915
and nil
incremental shares,
respectively,
included
in
the
denominator
of
the
diluted
earnings
per
share
calculation.
Securities
that
could potentially dilute basic earnings per share in future periods but were excluded from the computation
of
diluted
earnings
per
share
because
their
inclusion
would
have
been
anti-dilutive
consisted
of
(i)
incremental
shares
from
unexercised
warrants
that
were
out
of
the
money
during
the
reporting
period
(Note
10(g)),
(ii)
incremental
shares
from
unexercised
warrants
that,
if
included
in
the
diluted
earnings
per share calculation, would have had an
anti-dilutive effect (Note 10(g)),
and (iii) anti-dilutive non-vested
restricted share awards (Note 10(h)).
Net income attributable to common
stockholders is adjusted for
dividends on Series B Preferred
Stock in
the
calculation
of
basic
and
diluted
earnings
per
share,
and
for
gains
on
warrants
recognized
in
net
income, when dilutive, in the calculation of diluted earnings per share.
For the six months ended June 30,
Basic Earnings per Share
2026 2025
Net income $ 49,908 $ 7,539
Dividends on series B preferred shares (2,884) (2,884)
Net income attributable to common stockholders $ 47,024 $ 4,655
Weighted average number of common shares, basic 113,219,648 110,095,604
Earnings per common share, basic
$ 0.42 $ 0.04
Diluted Earnings per Share
2026 2025
Net income $ 49,908 $ 7,539
Dividends on series B preferred shares (2,884) (2,884)
Adjusted net income attributable to common stockholders $ 47,024 $ 4,655
Weighted average number of common shares, basic 113,219,648 110,095,604
Restricted shares 364,915 -
Total incremental
shares from dilutive instruments
364,915 -
Weighted average number of common shares, diluted
113,584,563 110,095,604
Earnings per common share, diluted $ 0.41 $ 0.04